Taxes - Income tax - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of subsidiaries [line items]
Total Income tax	€ (1,088)	€ (970)	€ (649)
Current tax	(859)	(744)	(461)
Deferred tax	(229)	(226)	(188)
France tax group subsidiaries [member]
Disclosure of subsidiaries [line items]
Total Income tax	(574)	(464)	(360)
Current tax	(391)	(318)	10
Deferred tax	(183)	(146)	(370)
United Kingdom subsidiaries [member]
Disclosure of subsidiaries [line items]
Total Income tax	(57)	(20)	(4)
Current tax	(57)	(44)	(66)
Deferred tax		24	62
Spain subsidiaries [member]
Disclosure of subsidiaries [line items]
Total Income tax	(57)	(291)	30
Current tax	(46)	(23)	18
Deferred tax	(11)	(268)	12
Poland subsidiaries [member]
Disclosure of subsidiaries [line items]
Total Income tax	3	(11)	(8)
Current tax	(2)	3	(19)
Deferred tax	5	(14)	11
Other subsidiaries [member]
Disclosure of subsidiaries [line items]
Total Income tax	(403)	(184)	(307)
Current tax	(363)	(362)	(404)
Deferred tax	€ (40)	€ 178	€ 97